SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

11 - SUBSEQUENT EVENTS

In July 2014, the Company completed a reverse merger and subsequent private placement offering with Enumeral Biomedical Holdings, Inc. (f.k.a Cerulean Group, Inc.).

On July 31, 2014, a wholly owned subsidiary of Enumeral Biomedical Holdings, Inc, Enumeral Acquisition Corp., a corporation formed in the State of Delaware on, July 16th 2014 ("Acquisition Sub") merged (the "Merger") with and into Enumeral Biomedical Corp. Enumeral was the surviving corporation in the Merger and became a wholly owned subsidiary of Enumeral Biomedical Holdings Inc. In connection with the Merger and pursuant to the Split-Off Agreement, the pre-Merger assets and liabilities of Enumeral Biomedial Holdings Inc. were transferred to the pre-Merger majority stockholder, in exchange for the surrender by her and cancellation of 23,100,000 shares of Common Stock in Enumeral Biomedical Holdings.

As a result of the Merger, all issued and outstanding common and preferred shares of the Company were exchanged for common shares of Enumeral Biomedical Holdings, Inc. Additionally, the in connection with the private placement offering described below, the mandatory conversion feature of the convertible promissory notes as triggered and all outstanding principal and accrued interest under the convertible promissory notes was converted into common shares of the Company.

As a result of the Merger and Split-Off, Enumeral Biomedical Holdings, Inc. discontinued its pre-Merger business and acquired the business of Enumeral, and will continue the existing business operations of Enumeral as a publicly-traded company under the name Enumeral Biomedical Holdings, Inc. In accordance with "reverse merger" accounting treatment, historical financial statements for Enumeral Biomedical Holdings Inc. as of period ends, and for periods ended, prior to the Merger will be replaced with the historical financial statements of Enumeral prior to the Merger in all future filings with the SEC.

Also on July 31, 2014, Enumeral Biomedical Holdings closed a private placement offering (the "PPO") of 21,549,510 Units of securities, at a purchase price of $1.00 per Unit, each Unit consisting of one share of Common Stock and a warrant to purchase one share of Common Stock at an exercise price of $2.00 per share and with a term of five years (the "PPO Warrants").

The PPO was conducted on a "best efforts" basis. Enumeral Biomedical Corp agreed to pay the placement agents in the offering, registered broker-dealers, a cash commission of 10% of the gross funds raised from investors in the PPO. In addition, the placement agents received warrants exercisable for a period of five (5) years to purchase a number of shares of Common Stock equal to 10% of the number of shares of common stock with a per share exercise price of $1.00 (the "Agent Warrants); provided, however, that the placement agents are not entitled to any warrants on the sale of Units in excess of 20,000,000. Any sub-agent of the Placement Agents that introduced investors to the PPO was entitled to share in the cash fees and warrants attributable to those investors as described above. The Company was also required to reimburse the placement agents $30,000 in the aggregate for legal expenses incurred by the placement agents' counsels in connection with the PPO, as dictated by the private placement agreements.

As a result of the foregoing, the placement agents were paid an aggregate commission of $2,154,951 and were issued Agent Warrants to purchase 2,000,000 shares of the Company's common stock. The Agent Warrants have a term of five (5) years and an exercise price of $1.00 per share. The Agent Warrants not subsequently transferred or sold (other than transfers to trusts or affiliates of such investors for the purpose of estate planning) have "weighted average" anti-dilution protection for the same period as the Units, subject to customary exceptions. The Company incurred approximately $500,000 of expenses in connection with the offering outside of the placement agent commissions and issued the subagent to one of the Placement Agents 150,000 shares of common stock. The net proceeds received from the PPO of approximately $18,600,000 was reflected as an increase to cash. The value ascribed to the Agent Warrants has been included as an expense netted against the common stock and a corresponding increase to the common stock with zero net impact on the balance sheet.

The Merger Agreement provided certain anti-dilution protection to the holders of the Company's Common Stock immediately prior to the Merger (after giving effect to the Split-Off), in the event that the aggregate number of Units sold in the PPO after the final closing thereof were to exceed 15,000,000 Accordingly, based on the final amount of gross proceeds raised in the PPO, the Company issued 1,693,747 additional shares of Common Stock to the holders of the Company's Common Stock immediately prior to the Merger.

Options to purchase 1,221,250 shares of the Company's Common Stock were issued on the Closing Date, consisting of incentive stock options to purchase 1,105,000 shares of the Company's Common Stock that was issued to the Company's executive officers, and incentive stock options to purchase 116,250 shares were issued to Company employees.

On July 31, 2014, The Board of Directors of the Company adopted, and the Company's stockholders approved, the 2014 Equity Incentive Plan, which reserves a total of 8,100,000 shares of the Company's Common Stock for incentive awards. Incentive awards generally may be issued to officers, key employees, consultants and directors. In connection with the Merger, options to purchase an aggregate of 1,045,419 shares of the Company's Common Stock were issued under the 2014 Plan in exchange for outstanding options that were previously issued to officers, key employees, consultants and directors of Enumeral.

12 - SUBSEQUENT EVENTS

In February 2014, the Company raised $750,000 by issuing convertible promissory notes at 12% interest per annum. The maturity date is July 2015. The notes can be converted into shares of common stock at a conversion price of $0.27 per share. In connection with the issuance of the convertible promissory notes, the Company issued warrants with respect to 694,444 underlying shares exercisable into common stock at $0.27 per share with a term of 10 years.

On April 8, 2014, the Company amended the articles of incorporation to increase the number of authorized shares of common stock from 15,000,000 to 24,000,000 and to increase the number of authorized shares of preferred stock from 9,788,813 to 12,000,000 and designated a new class of Series B Preferred Stock.

In April 2014, the Company issued options to two executive officers to purchase 105,881 underlying shares of convertible preferred series B shares in connection with the Company's Series B financing. These options were issued in relation to these executives taking a salary reduction prior to the Series B round of financing.

In April 2014, the Company issued 948,823 shares of Series B Convertible Preferred Stock at an issue price of $2.125 per share for proceeds of $1,597,860 net of issuance costs of $418,390. The Series B Preferred Stock ranks pari passu in all respects to the Company's Series A-2, A-1 and Series A Preferred Stock. In connection with the offering, the Company compensated the placement agent through the payment of $81,000 and the issuance of a warrant with respect to 38,259 Series B shares exercisable at $2.125 per share for a term of 5 years.

In April 2014 the Company amended the 2009 Equity Incentive Plan to increase the number of shares authorized to 3,200,437.

In February 2014, the Company revised the terms of their Loan and Security Agreement with Square 1 Bank, whereby the Company must complete an equity financing for gross cash proceeds of $2.0 million by March 31, 2014 and $4.0 million by June 30, 2014. Additionally, beginning on the date that the Company completes an equity financing for gross cash proceeds of $2.0 million, a monthly minimum unrestricted cash balance is required based upon three times the trailing three month cash burn.

In June 2014, the Company revised the terms of their Loan and Security Agreement with Square 1 Bank, whereby the Company extended their deadline to complete an equity financing for gross cash proceeds of $4.0 million to August 1, 2014. Additionally, the Company amended their minimum cash requirement beginning June 26, 2014 through August 1, 2014, whereas, the Company is required to maintain a minimum of $300,000 in unrestricted cash.